Note 3 - Inventories (Details) - Inventory (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Inventory [Abstract]
Raw materials	$ 308	$ 473	$ 170
Work in progress	773	594	128
Finished goods	306	390	278
Total	$ 1,387	$ 1,457	$ 576